PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.8%
Asset-Backed Securities 13.8%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.612%(c)	07/15/31	5,000	$4,847,900
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.705(c)	10/13/30	5,000	4,933,873
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.143(c)	11/27/31	65,000	63,144,328
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.866(c)	07/26/31	10,000	9,721,839

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.840(c)	10/17/32	50,000	48,349,120
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	4.012(c)	05/17/31	14,000	13,687,618
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%) (original cost $45,000,000; purchased 06/11/21)(f)	3.612(c)	04/15/32	45,000	43,889,017
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	4.050(c)	07/20/32	7,500	7,311,324
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.790(c)	01/20/32	18,000	17,611,447

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.890(c)	07/20/34	19,500	18,744,125
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.763(c)	04/24/31	18,150	17,641,232
Series 2017-02A, Class AR, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.660(c)	04/20/30	99,000	97,217,812

Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.900(c)	07/20/34	60,000	57,186,630
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	3.819(c)	10/15/29	8,860	8,745,157

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.792%(c)	07/15/29	17,419	$17,205,616

Elmwood CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	4.160(c)	10/20/33	17,500	16,940,432
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	3.850(c)	04/20/34	49,000	46,956,827
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.910(c)	10/20/34	50,000	47,888,885
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.262(c)	04/15/29	9,915	9,700,882
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.605(c)	11/15/31	35,000	34,283,078
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.852(c)	04/21/31	29,645	28,960,810
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	4.737(c)	06/20/34	40,000	38,404,092
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.869(c)	04/22/30	45,000	43,836,228
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	3.750(c)	04/17/30	29,628	29,124,853
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.760(c)	07/20/30	16,750	16,459,029
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.810(c)	10/20/31	75,000	72,875,122
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	4.032(c)	10/30/30	34,622	34,118,535
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.810(c)	07/20/30	27,350	26,857,344

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.840%(c)	07/16/31	20,000	$19,456,348

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.958(c)	07/25/31	21,000	20,444,432
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.893(c)	04/25/31	10,000	9,803,821
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.950(c)	07/20/30	16,781	16,557,193
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.360(c)	10/20/31	16,000	15,614,725
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.836(c)	01/26/31	10,000	9,758,869
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.890(c)	04/18/31	21,243	20,710,967
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.853(c)	10/23/31	40,000	38,787,188
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.690(c)	10/20/30	25,000	24,533,725
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.790(c)	01/20/32	60,000	58,392,660

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.883(c)	07/23/33	45,000	43,452,027
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.986(c)	10/29/34	25,000	23,873,415
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	3.870(c)	07/20/34	39,500	37,870,589
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	4.103(c)	04/25/34	32,000	30,743,178
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	4.170(c)	07/20/32	20,000	19,530,740

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	3.813%(c)	10/25/28	12,055	$11,961,052
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.610(c)	10/20/28	21,164	20,687,433
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.820(c)	10/17/32	25,000	24,131,635
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	3.898(c)	07/19/34	30,000	28,745,766

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.960(c)	01/20/32	9,000	8,772,071
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	3.913(c)	07/24/32	30,500	29,536,179
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	3.722(c)	10/15/34	25,000	23,966,138
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.802(c)	04/15/30	23,683	23,308,048

Total Asset-Backed Securities (cost $1,479,004,731)				1,437,281,354
Commercial Mortgage-Backed Securities 1.8%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	66,200	61,784,235
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,800	11,607,726
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	11,373	11,361,995
Series 2015-DC01, Class A3	3.219	02/10/48	2,504	2,501,520

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/17/49	45,920	43,625,272
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523	08/15/49	16,726	16,698,807
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB	3.514	12/15/49	5,990	5,758,278
Series 2016-C29, Class A3	3.058	05/15/49	10,142	9,378,342

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510%	05/15/48	7,026	$6,675,787
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,781,749
Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	9,340,299

Total Commercial Mortgage-Backed Securities (cost $201,808,901)				184,514,010
Corporate Bonds 83.0%
Aerospace & Defense 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	1.167	02/04/23	30,000	29,641,253
Sr. Unsec’d. Notes	2.700	02/01/27	49,380	42,931,905
Sr. Unsec’d. Notes	4.508	05/01/23	20,000	19,934,558
Sr. Unsec’d. Notes	4.875	05/01/25	22,970	22,409,241
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	1,952,281

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	06/15/23	4,460	4,436,775
Raytheon Technologies Corp., Sr. Unsec’d. Notes	3.650	08/16/23	405	401,702
Spirit AeroSystems, Inc., Sr. Sec’d. Notes(a)	3.850	06/15/26	30,500	26,898,658
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	15,000	12,545,749
				161,152,122
Agriculture 1.7%
Altria Group, Inc.,
Gtd. Notes	2.350	05/06/25	10,505	9,753,131
Gtd. Notes(a)	4.800	02/14/29	3,161	2,917,576
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	12,180	10,694,984
Gtd. Notes	4.700	04/02/27	28,229	26,364,703
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	34,130	29,509,037
Gtd. Notes, 144A	3.950	06/15/25	3,000	2,854,009

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	6.125	07/27/27	12,610	12,445,253
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	0.875	05/01/26	39,745	34,154,024
Sr. Unsec’d. Notes(a)	1.500	05/01/25	15,400	14,114,745

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	341	$329,810
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	29,709,236
				172,846,508
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,200	1,026,054
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.800	04/19/23	812	803,975
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A(a)	4.500	10/20/25	20,455	19,879,805
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,066,228
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	11,166,313
Sr. Sec’d. Notes, 144A(a)	4.625	04/15/29	4,540	3,770,002
				43,712,377
Apparel 0.3%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.250	11/01/24	12,991	12,382,433
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	22,475	21,000,872
				33,383,305
Auto Manufacturers 4.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.700	05/04/23	15,000	14,871,504
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A	1.125	12/14/23	15,000	14,296,955
Gtd. Notes, 144A, SOFR + 0.750%	3.654(c)	12/13/24	10,870	10,737,323
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.700	08/10/26	50,000	41,420,007
Sr. Unsec’d. Notes	4.950	05/28/27	1,075	961,588
General Motors Co.,
Sr. Unsec’d. Notes	5.400	10/02/23	7,750	7,749,467
Sr. Unsec’d. Notes	6.800	10/01/27	9,780	9,885,260

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes(a)	3.250%	01/05/23	5,500	$5,482,834
Gtd. Notes	3.700	05/09/23	10,025	9,965,542
Gtd. Notes	3.950	04/13/24	17,555	17,120,092
Gtd. Notes	4.350	01/17/27	4,925	4,571,298
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	34,290,502
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	7,973,225
Sr. Unsec’d. Notes	1.700	08/18/23	20,255	19,649,257
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	9,463,791
Sr. Unsec’d. Notes	2.400	10/15/28	23,040	18,239,188
Sr. Unsec’d. Notes	2.750	06/20/25	26,520	24,419,124
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	4,292,119
Sr. Unsec’d. Notes, SOFR + 1.200%	3.890(c)	11/17/23	14,355	14,266,036

Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A(a)	1.450	03/02/26	20,000	17,595,802
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	14,285	12,985,014
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	12,182,364
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.043	09/15/23	14,985	14,558,840
Sr. Unsec’d. Notes, 144A(a)	3.522	09/17/25	4,000	3,686,858

Stellantis Finance US, Inc., Gtd. Notes, 144A	1.711	01/29/27	13,920	11,608,197
Stellantis NV, Sr. Unsec’d. Notes	5.250	04/15/23	53,358	53,263,418
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25	10,000	9,542,574
Sr. Unsec’d. Notes, MTN	0.800	10/16/25	63,290	56,112,768

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	0.750	11/23/22	20,310	20,208,902
				481,399,849
Auto Parts & Equipment 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	32,277	31,658,643
Banks 23.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.722(ff)	09/14/27	20,400	16,876,518
Sr. Unsec’d. Notes	1.849	03/25/26	36,200	31,289,101
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.543(c)	04/12/23	6,200	6,202,376

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125%(ff)	06/20/24(oo)	3,685	$3,461,725
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	12,815	10,579,738
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	80,211,771
Sr. Unsec’d. Notes, MTN	0.981(ff)	09/25/25	29,920	27,229,421
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	36,790	32,119,689
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	10,040	8,903,411
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	52,845	48,471,129
Sr. Unsec’d. Notes, MTN(a)	2.087(ff)	06/14/29	22,800	18,511,495
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25	22,420	20,995,354
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	34,504,334
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	56,840,823
Sub. Notes, MTN	4.000	01/22/25	8,680	8,406,561
Sub. Notes, MTN	4.200	08/26/24	20,000	19,686,150
Sub. Notes, Series L, MTN	3.950	04/21/25	11,000	10,614,819

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	36,407,180
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	3.750	07/20/23	12,555	12,474,833
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.304(ff)	08/09/26	38,900	37,379,259
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	4,295	4,035,130
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	5,124	5,072,728
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	22,690	19,481,255
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	6,595	5,166,058
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	1,335	1,201,408
Sr. Unsec’d. Notes, 144A(a)	2.591(ff)	01/20/28	2,220	1,910,028
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	8,172	7,765,897
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27	13,595	11,464,935
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	15,075	13,970,593
Sr. Unsec’d. Notes, 144A	4.000	09/12/23	6,390	6,293,284
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,463,737
Sub. Notes, 144A, MTN	5.700	10/22/23	10,000	9,883,257
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	21,437,522
Sr. Unsec’d. Notes	0.981(ff)	05/01/25	26,835	24,894,737
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	58,200	49,811,186
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	81,450	69,339,209
Sr. Unsec’d. Notes	3.352(ff)	04/24/25	33,180	32,021,333
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	8,140	8,076,792

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sub. Notes	4.450%	09/29/27	8,160	$7,569,680

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	9,015	7,679,319
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	2.950	04/09/25	18,380	16,902,353
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.800	06/09/23	25,000	24,536,435
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	10,342,198
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	2,841,215
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	19,500	17,744,263
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23	16,640	16,508,790
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	2,050	1,772,701
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	2,500	2,331,860
Sr. Unsec’d. Notes, 144A	5.375	01/12/24	10,000	9,952,729
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,935	1,642,854
Sr. Unsec’d. Notes	2.311(ff)	11/16/27	3,525	2,852,761
Sr. Unsec’d. Notes	2.552(ff)	01/07/28	4,522	3,704,941
Sr. Unsec’d. Notes, SOFR + 1.219%	3.893(c)	11/16/27	4,625	4,087,498
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	19,231,076

Discover Bank, Sr. Unsec’d. Notes(a)	2.450	09/12/24	7,500	7,094,733
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	1.535(ff)	05/25/27	22,540	19,373,211
First Horizon Corp., Sr. Unsec’d. Notes	3.550	05/26/23	26,450	26,182,036
FNB Corp., Sr. Unsec’d. Notes	2.200	02/24/23	11,845	11,679,508
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	12,447,305
Sr. Unsec’d. Notes	1.093(ff)	12/09/26	23,255	20,084,486
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	48,676,933
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	61,621,751
Sr. Unsec’d. Notes, SOFR + 0.790% (Cap N/A, Floor 0.000%)	3.649(c)	12/09/26	28,200	27,225,144
Sr. Unsec’d. Notes	4.482(ff)	08/23/28	22,925	21,533,425
Sr. Unsec’d. Notes, EMTN	4.100(cc)	05/31/24	5,000	4,902,993
Sub. Notes	5.950	01/15/27	8,224	8,331,411

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.210(ff)	08/11/28	6,400	5,977,395

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550%	04/09/24	5,400	$5,263,208
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A	3.375	01/12/23	31,245	31,063,795
Sr. Unsec’d. Notes, Series XR, 144A	3.250	09/23/24	17,300	16,283,295
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC	4.625(ff)	11/01/22(oo)	11,600	10,950,199
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	13,765,117
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.276(c)	01/30/23(oo)	6,846	6,815,185
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	4,307,689
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%(a)	5.597(c)	10/01/22(oo)	20,000	20,000,000
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	17,074,079
Sr. Unsec’d. Notes(a)	1.045(ff)	11/19/26	59,970	51,944,196
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	39,288	33,256,574
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	64,714	55,940,185
Sr. Unsec’d. Notes	2.005(ff)	03/13/26	25,000	22,881,030
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	22,479,492
Sr. Unsec’d. Notes	2.301(ff)	10/15/25	34,120	31,999,818
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	48,480,651
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	24,682,879
Sr. Unsec’d. Notes	4.023(ff)	12/05/24	25,230	24,832,607
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.438(ff)	02/05/26	12,615	11,574,233
Sr. Unsec’d. Notes	2.907(ff)	11/07/23	21,300	21,248,235
Sr. Unsec’d. Notes	3.870(ff)	07/09/25	9,165	8,831,345
Sr. Unsec’d. Notes	3.900	03/12/24	4,120	4,037,566
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538(ff)	07/20/27	45,830	39,054,007
Sr. Unsec’d. Notes	2.193	02/25/25	22,430	20,889,265
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	0.849(ff)	09/08/24	13,245	12,649,825
Sr. Unsec’d. Notes	1.241(ff)	07/10/24	36,740	35,522,683
Sr. Unsec’d. Notes	1.554(ff)	07/09/27	28,455	24,182,391
Morgan Stanley,
Sr. Unsec’d. Notes(a)	0.790(ff)	05/30/25	24,585	22,632,606
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	43,895,823
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	29,132,143
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	27,876,520
Sr. Unsec’d. Notes, MTN	0.560(ff)	11/10/23	32,670	32,500,446
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	25,641,466
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	15,750	14,932,986
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	24,110	23,700,779

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes, GMTN	4.350%	09/08/26	2,500	$2,387,431
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	10,000	8,403,939
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	11,946,568
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	6,800	6,731,955

PNC Bank NA, Sub. Notes	2.950	01/30/23	615	612,602
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28	21,310	17,997,226
Sr. Unsec’d. Notes, 144A, SOFR + 1.050%	3.465(c)	01/21/26	20,190	19,480,210
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	19,090	18,605,939
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28	18,905	15,084,126
Sr. Unsec’d. Notes	2.174	01/14/27	9,285	8,126,983
Sr. Unsec’d. Notes	2.348	01/15/25	17,590	16,464,106
Sr. Unsec’d. Notes	2.696	07/16/24	31,828	30,398,337

Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.300	06/02/23	8,270	8,062,621
Synchrony Bank, Sr. Unsec’d. Notes	5.625	08/23/27	26,050	24,893,539
Truist Financial Corp., Jr. Sub. Notes, Series P(ff)	4.950	09/01/25(oo)	4,500	4,305,654
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.250	06/01/26	10,460	9,013,332
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	13,918,977
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27	17,600	14,420,120
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	6,745	5,783,687
Sr. Unsec’d. Notes, 144A, MTN(a)	4.625	04/12/27	2,250	2,083,187
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	126,625	116,595,755
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	12,330	11,223,613
				2,448,148,005
Beverages 0.5%
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	22,631,154
Gtd. Notes, 144A	4.450	05/15/25	18,070	17,295,881

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)

Constellation Brands, Inc., Gtd. Notes	4.750%	11/15/24	8,215	$8,182,639
JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375	01/15/27	4,894	4,047,831
Keurig Dr. Pepper, Inc., Gtd. Notes(a)	4.417	05/25/25	1,372	1,351,469
				53,508,974
Biotechnology 0.1%
Baxalta, Inc., Gtd. Notes	4.000	06/23/25	7,300	7,078,726
Building Materials 0.3%
Carrier Global Corp., Sr. Unsec’d. Notes	2.242	02/15/25	5,413	5,056,829
Lennox International, Inc.,
Gtd. Notes	1.350	08/01/25	6,120	5,458,351
Gtd. Notes	1.700	08/01/27	2,530	2,122,679

Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,177,625
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	18,329	16,930,427
				32,745,911
Chemicals 1.9%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	8,898,199
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	32,200	30,956,601
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	11,559	10,822,132
Sr. Unsec’d. Notes, 144A	5.125	04/01/25	25,000	25,049,474

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.205	11/15/23	30,640	30,449,357
Eastman Chemical Co., Sr. Unsec’d. Notes	7.250	01/15/24	13,400	13,786,234
FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	14,160	13,068,041

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

LYB International Finance III LLC, Gtd. Notes	1.250%	10/01/25	10,904	$9,602,813
Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	43,215	43,187,561
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	13,710,813
				199,531,225
Commercial Services 1.9%
Ashtead Capital, Inc. (United Kingdom), Gtd. Notes, 144A	1.500	08/12/26	20,725	17,343,038
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/15/25	10,900	9,977,177
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	13,339,743
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	14,985	14,583,477
Gtd. Notes, 144A	3.300	12/01/26	9,230	8,491,563
Gtd. Notes, 144A	3.800	11/01/25	19,523	18,447,531

Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	16,290	15,208,374
Leland Stanford Junior University (The), Unsec’d. Notes	1.289	06/01/27	12,495	10,735,390
Moody’s Corp., Sr. Unsec’d. Notes(a)	3.750	03/24/25	68,500	66,405,342
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,198,161
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	16,325	15,799,409
				196,529,205
Computers 1.5%
Apple, Inc.,
Sr. Unsec’d. Notes	1.125	05/11/25	20,000	18,356,620
Sr. Unsec’d. Notes	3.250	08/08/29	34,500	31,537,907

Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	5.850	07/15/25	22,500	22,677,923
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	21,970	21,034,733
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes(a)	1.750	04/10/26	15,895	13,958,444

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

International Business Machines Corp., Sr. Unsec’d. Notes	1.700%	05/15/27	22,200	$19,140,267
Leidos, Inc.,
Gtd. Notes	2.950	05/15/23	7,040	6,949,309
Gtd. Notes	3.625	05/15/25	8,205	7,855,200

NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	18,920	17,272,384
				158,782,787
Distribution/Wholesale 0.1%
Ferguson Finance PLC, Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	11,357,128
Diversified Financial Services 2.2%
American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	12,536,559
Sr. Unsec’d. Notes	3.950	08/01/25	48,615	47,111,728

Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.000	04/02/25	11,305	10,802,253
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	30,625	28,475,415
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	21,945	21,510,731

Charles Schwab Corp. (The), Jr. Sub. Notes, Series G(ff)	5.375	06/01/25(oo)	9,350	9,132,665
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.100(cc)	06/12/24	3,870	3,784,185
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	14,512,449
Sr. Unsec’d. Notes(a)	2.172	07/14/28	6,100	4,877,856
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	34,143,042

Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26	45,050	38,915,633
				225,802,516
Electric 8.8%
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23	20,000	18,842,935
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	18,650	15,877,427
Gtd. Notes, 144A	3.750	06/15/23	24,100	23,781,800

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Ameren Corp., Sr. Unsec’d. Notes	1.750%	03/15/28		18,710	$15,467,950
American Electric Power Co., Inc., Jr. Sub. Notes	2.031	03/15/24		20,625	19,720,296
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24		6,018	5,750,957
Sr. Unsec’d. Notes	3.200	04/15/25		14,245	13,471,648

Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	4.050	04/15/25		33,010	32,475,215
Calpine Corp., Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		8,000	6,917,932
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	21,183,150
Sr. Unsec’d. Notes	2.500	09/01/24		21,620	20,572,843

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24		5,925	5,928,033
CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,212,040
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		13,520	12,963,259
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		35,129	31,125,665
Sr. Unsec’d. Notes, 144A	2.450	01/15/23		10,000	9,943,465
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22		20,000	19,968,874
Sr. Unsec’d. Notes, Series C(a)	2.529	10/01/24		38,222	36,357,627
Sr. Unsec’d. Notes, Series F	1.050	06/01/25		41,902	37,455,855
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	17,243,316
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	12,342,748

Duke Energy Progress LLC, First Mortgage	3.375	09/01/23		6,690	6,602,099
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		15,000	14,541,992
Sr. Unsec’d. Notes(a)	4.950	04/15/25		23,050	22,606,101
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.375	07/12/26		11,300	9,539,495
Gtd. Notes, 144A	1.875	07/12/28		20,000	15,589,160
Sr. Unsec’d. Notes, 144A(a)	4.250	06/15/25		5,755	5,531,015

Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25		32,125	28,287,405
Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24		3,601	3,636,554

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Evergy Metro, Inc., Mortgage	3.650%	08/15/25	15,750	$15,154,956
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	2,330	2,228,271
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28	7,375	6,259,974
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	38,000	34,632,858
Georgia Power Co., Sr. Unsec’d. Notes	5.750	04/15/23	2,000	2,008,083
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	7,705,215
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	1,854,441
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	4,236	4,152,191
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR Index + 0.400%	2.986(c)	11/03/23	40,000	39,627,165
Gtd. Notes	4.255	09/01/24	63,335	62,411,078

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	8,917,408
Pacific Gas & Electric Co.,
First Mortgage	3.000	06/15/28	12,000	9,894,290
First Mortgage	3.750	02/15/24	25,634	24,898,471

Pinnacle West Capital Corp., Sr. Unsec’d. Notes(a)	1.300	06/15/25	38,970	34,823,245
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	26,665	23,454,484
Sr. Unsec’d. Notes	2.875	06/15/24	14,045	13,516,413

Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	9,809	8,213,634
Sempra Energy, Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	16,421,341
Southern California Edison Co., First Mortgage, Series D	3.400	06/01/23	36,132	35,705,618
Southern Co. (The),
Jr. Sub. Notes	4.475	08/01/24	8,770	8,657,304
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	18,625	15,245,350

Tucson Electric Power Co., Sr. Unsec’d. Notes	3.050	03/15/25	5,897	5,643,193
Vistra Corp., Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	6,650	5,814,424

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550%	07/15/24	20,525	$19,551,071
Sr. Sec’d. Notes, 144A	3.700	01/30/27	10,000	8,828,808

Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	11,540	9,983,306
				911,539,448
Electronics 0.7%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.250	08/09/24	60,230	55,654,881
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	15,952,013
				71,606,894
Entertainment 0.6%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	3.638	03/15/25	15,000	14,206,263
Gtd. Notes, 144A	3.755	03/15/27	57,600	51,697,986
				65,904,249
Foods 0.9%
Campbell Soup Co., Sr. Unsec’d. Notes	3.950	03/15/25	14,769	14,361,105
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(a)	3.000	02/02/29	18,510	15,397,475
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	62,344	57,499,560
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.900	09/28/23	4,320	4,276,549
				91,534,689
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	1.750	09/30/25	23,870	21,693,200
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	4,082,506
				25,775,706

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	16,559	$15,402,059
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,507,748

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes(a)	0.700	03/02/23	15,430	15,161,583
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes, Series A(a)	2.500	11/15/24	10,000	9,488,257
NiSource, Inc., Sr. Unsec’d. Notes(a)	0.950	08/15/25	29,120	25,854,357
				70,414,004
Healthcare-Products 0.1%
Boston Scientific Corp., Sr. Unsec’d. Notes	3.450	03/01/24	8,275	8,099,081
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.390%	2.728(c)	10/18/23	5,625	5,606,240
				13,705,321
Healthcare-Services 1.9%
Aetna, Inc., Sr. Unsec’d. Notes(a)	2.800	06/15/23	41,379	40,820,575
Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,522,006
Centene Corp., Sr. Unsec’d. Notes	2.450	07/15/28	10,000	8,132,159
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	23,576	22,451,302
HCA, Inc.,
Gtd. Notes	5.250	04/15/25	4,495	4,410,088
Gtd. Notes	5.375	02/01/25	37,660	37,216,693

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	4,859,683
Humana, Inc., Sr. Unsec’d. Notes	3.850	10/01/24	3,500	3,413,669
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	2.300	12/01/24	15,525	14,628,104
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,081,810
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450	06/01/26	6,256	5,909,757

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A(a)	2.314%	03/10/27	32,080	$28,901,694
Gtd. Notes, 144A	2.375	01/28/27	10,800	9,766,971

Sutter Health, Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	10,146,654
				197,261,165
Home Builders 0.4%
D.R. Horton, Inc., Gtd. Notes	2.500	10/15/24	20,165	19,069,094
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	7,737	6,871,571
Gtd. Notes	6.000	06/01/25	1,644	1,595,318
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.875	11/15/25	10,000	9,668,672
Gtd. Notes	4.875	03/15/27	6,635	6,105,153
				43,309,808
Home Furnishings 0.3%
Panasonic Holdings Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.679	07/19/24	27,540	26,301,879
Housewares 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.100	04/01/23	16,185	16,194,081
Sr. Unsec’d. Notes	4.450	04/01/26	12,743	11,723,990
Sr. Unsec’d. Notes(a)	4.875	06/01/25	13,932	13,485,098
				41,403,169
Insurance 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	3.900	04/01/26	8,610	8,235,738
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	4,704,563
Sr. Unsec’d. Notes	3.950	05/15/24	10,034	9,839,778
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/04/25	18,445	17,537,298
Sr. Unsec’d. Notes, 144A(a)	3.650	04/05/27	9,435	8,621,370

Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904	08/12/25	17,200	15,149,440

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	14,168	$14,031,241
Principal Financial Group, Inc., Gtd. Notes	3.125	05/15/23	3,500	3,469,705
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A(a)	0.875	01/12/26	22,970	19,940,814
Protective Life Global Funding, Sec’d. Notes, 144A(a)	1.082	06/09/23	20,125	19,625,827
				121,155,774
Internet 0.2%
Expedia Group, Inc., Gtd. Notes	4.625	08/01/27	14,500	13,615,438
Netflix, Inc., Sr. Unsec’d. Notes	4.875	04/15/28	3,000	2,810,112
				16,425,550
Iron/Steel 0.3%
Reliance Steel & Aluminum Co., Sr. Unsec’d. Notes	1.300	08/15/25	9,130	8,138,107
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	2,865,755
Sr. Unsec’d. Notes(a)	2.800	12/15/24	16,543	15,738,312
Sr. Unsec’d. Notes	3.450	04/15/30	5,545	4,685,781
				31,427,955
Lodging 0.6%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,750	1,537,144
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	1.300	10/01/23	11,760	11,309,191
Sr. Unsec’d. Notes, SOFR Index + 1.050%	3.143(c)	10/01/23	14,695	14,695,000

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	19,205	18,056,752
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	9,250	9,350,470
MGM Resorts International, Gtd. Notes(a)	6.000	03/15/23	3,000	2,997,867
				57,946,424

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.2%
Weir Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200%	05/13/26	28,970	$24,325,944
Machinery-Diversified 0.5%
Otis Worldwide Corp., Sr. Unsec’d. Notes(a)	2.293	04/05/27	13,945	12,343,504
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	3,737,728
Gtd. Notes(a)	3.450	11/15/26	25,396	23,030,626
Gtd. Notes	4.375	08/15/23	1,720	1,712,564
Gtd. Notes	4.400	03/15/24	3,900	3,829,865
Gtd. Notes	4.950	09/15/28	8,770	8,153,735
				52,808,022
Media 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	29,870	23,379,638
Sr. Sec’d. Notes(a)	4.908	07/23/25	42,252	41,231,302
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	6,908	6,635,156
Gtd. Notes	3.950	10/15/25	23,007	22,378,768
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	8,803	8,432,343
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	13,683	12,667,698
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	520	476,120
Sr. Unsec’d. Notes, 144A(a)	3.850	02/01/25	3,500	3,369,010

Paramount Global, Sr. Unsec’d. Notes	4.750	05/15/25	18,539	18,198,166
				136,768,201
Mining 0.9%
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	21,036,725
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,214,457
Gtd. Notes	4.375	08/01/28	33,214	30,092,073
Gtd. Notes	5.250	09/01/29	6,365	5,914,336

Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	11,414	11,461,479

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	7.125%	07/15/28	12,837	$13,957,063
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.750	02/01/23	8,065	8,021,695
Yamana Gold, Inc. (Canada), Gtd. Notes(a)	4.625	12/15/27	1,925	1,738,898
				96,436,726
Miscellaneous Manufacturing 0.8%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	15,107,609
Parker-Hannifin Corp., Sr. Unsec’d. Notes	3.650	06/15/24	44,450	43,477,222
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	1.200	03/11/26	15,200	13,243,608
Textron, Inc.,
Sr. Unsec’d. Notes	3.650	03/15/27	5,946	5,496,229
Sr. Unsec’d. Notes	3.875	03/01/25	2,750	2,663,797
				79,988,465
Office/Business Equipment 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	26,185	22,719,894
Gtd. Notes	4.125	05/01/25	2,483	2,347,308
Gtd. Notes(a)	5.500	12/01/24	14,737	14,695,769
				39,762,971
Oil & Gas 2.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	34,855	30,044,038
Sr. Unsec’d. Notes, 144A	3.000	01/15/25	37,034	34,647,148
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes(a)	2.050	07/15/25	4,600	4,187,359
Sr. Unsec’d. Notes(a)	2.950	01/15/23	11,400	11,344,521
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	29,715	28,817,538
Gtd. Notes(a)	4.500	04/15/23	5,035	5,007,523
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,020,852
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,179,021

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Devon Energy Corp., (cont’d.)
Sr. Unsec’d. Notes	5.875%	06/15/28	4,000	$4,007,637

Diamondback Energy, Inc., Gtd. Notes	3.250	12/01/26	7,050	6,504,450
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	7,265	6,504,564
Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.625	10/15/27	25,598	26,315,856
Petroleos Mexicanos (Mexico), Gtd. Notes	6.490	01/23/27	18,100	15,079,110
Phillips 66 Co.,
Gtd. Notes, 144A(a)	2.450	12/15/24	14,860	13,965,766
Gtd. Notes, 144A	3.605	02/15/25	2,500	2,401,377
Gtd. Notes, 144A(a)	3.750	03/01/28	12,095	10,989,608

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	10,955	9,566,889
Valero Energy Corp., Sr. Unsec’d. Notes	2.150	09/15/27	8,120	7,016,144
				243,599,401
Packaging & Containers 2.2%
Ball Corp.,
Gtd. Notes(a)	4.875	03/15/26	21,297	20,200,369
Gtd. Notes(a)	5.250	07/01/25	20,008	19,572,162
Berry Global, Inc.,
Sr. Sec’d. Notes(a)	0.950	02/15/24	11,905	11,184,578
Sr. Sec’d. Notes	1.570	01/15/26	56,497	49,382,164

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	0.821	04/15/24	62,445	58,004,811
Sealed Air Corp.,
Gtd. Notes, 144A(a)	5.500	09/15/25	38,203	36,810,304
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	10,808,526

Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	9,865,588
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,478,665
Gtd. Notes	3.750	03/15/25	10,190	9,816,385
				230,123,552

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 4.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.600%	11/21/24	24,939	$23,756,207
Sr. Unsec’d. Notes	2.950	11/21/26	64,970	59,438,819
Sr. Unsec’d. Notes	3.800	03/15/25	68,273	66,102,767
Sr. Unsec’d. Notes	3.850	06/15/24	16,962	16,653,390

Allergan Funding SCS, Gtd. Notes(a)	3.800	03/15/25	13,136	12,363,017
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.375	07/15/24	10,600	10,231,260
Gtd. Notes, 144A	3.875	12/15/23	14,490	14,235,889
Gtd. Notes, 144A	4.250	12/15/25	4,913	4,710,802

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.363	06/06/24	11,102	10,801,775
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23	21,299	21,155,243
Cigna Corp.,
Gtd. Notes	3.050	11/30/22	14,900	14,874,594
Gtd. Notes	3.250	04/15/25	14,615	13,981,282
Gtd. Notes	3.400	03/01/27	36,034	33,177,174
Gtd. Notes	3.500	06/15/24	7,000	6,839,417
Gtd. Notes	4.500	02/25/26	26,568	25,928,951
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	10,000	9,458,176
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	28,799,687
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,040,107

EMD Finance LLC (Germany), Gtd. Notes, 144A	3.250	03/19/25	5,000	4,778,162
Mylan, Inc., Gtd. Notes, 144A	3.125	01/15/23	26,100	25,980,957
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	12,555	12,278,950
Viatris, Inc., Gtd. Notes	2.300	06/22/27	20,460	16,708,717
				433,295,343
Pipelines 2.6%
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	10,687,440
Sr. Unsec’d. Notes	4.050	03/15/25	2,092	2,006,455
Sr. Unsec’d. Notes	5.875	01/15/24	64,160	64,305,897

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month LIBOR + 2.986%(a)	5.908%(c)	08/16/77	5,500	$4,927,256
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24	16,886	16,663,713
Kinder Morgan, Inc., Gtd. Notes(a)	1.750	11/15/26	9,165	7,944,274
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900	04/01/24	5,090	4,913,643
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	18,790	16,466,661
Sr. Unsec’d. Notes(a)	4.125	03/01/27	11,570	10,795,809
Sr. Unsec’d. Notes(a)	4.500	07/15/23	7,725	7,678,875
Sr. Unsec’d. Notes	4.875	12/01/24	3,710	3,668,454
Sr. Unsec’d. Notes	4.875	06/01/25	12,500	12,275,259

ONEOK Partners LP, Gtd. Notes	4.900	03/15/25	3,567	3,513,244
ONEOK, Inc.,
Gtd. Notes	2.750	09/01/24	22,520	21,436,911
Gtd. Notes	5.850	01/15/26	7,610	7,636,502
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	7,496,667
Sr. Unsec’d. Notes	3.600	11/01/24	5,000	4,810,638
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	15,825,009

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	11,704,204
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	3,685,596
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,498,272
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	22,995	22,699,869
Sr. Unsec’d. Notes	4.500	11/15/23	10,697	10,636,204
				273,276,852
Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27	12,558	11,621,275

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 2.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN(a)	3.450%	06/01/25	5,774	$5,555,950
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,423,247
Gtd. Notes	4.100	10/01/24	15,500	15,021,961

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	21,298,508
Corporate Office Properties LP, Gtd. Notes	2.250	03/15/26	6,860	5,996,374
Crown Castle, Inc., Sr. Unsec’d. Notes	1.350	07/15/25	8,630	7,747,053
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	27,550	22,343,859
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	15,603	14,810,973
Gtd. Notes(a)	5.250	06/01/25	28,802	27,876,431
Gtd. Notes	5.375	04/15/26	12,355	11,814,259
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,601,724
Sr. Unsec’d. Notes, Series F(a)	4.500	02/01/26	4,000	3,820,700

Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	11,480	9,193,261
Kimco Realty Corp., Sr. Unsec’d. Notes	1.900	03/01/28	35,310	29,127,964
Public Storage, Sr. Unsec’d. Notes	1.950	11/09/28	18,000	14,987,867
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	9,475,091
Sr. Unsec’d. Notes(a)	3.400	01/15/28	31,500	28,653,024

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	8,950	8,401,624
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	10,000	9,449,575
Spirit Realty LP, Gtd. Notes	2.100	03/15/28	14,165	11,307,814
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	6,385	5,696,435
Sr. Unsec’d. Notes	3.625	03/15/24	4,900	4,789,327

WP Carey, Inc., Sr. Unsec’d. Notes	4.250	10/01/26	1,100	1,040,330
				277,433,351

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 1.0%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800%	02/10/24	16,850	$15,939,802
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	19,993	17,870,629
AutoZone, Inc., Sr. Unsec’d. Notes	3.125	04/18/24	28,390	27,624,769
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	14,425	13,981,152
Ross Stores, Inc.,
Sr. Unsec’d. Notes(a)	0.875	04/15/26	33,315	28,689,843
Sr. Unsec’d. Notes	4.600	04/15/25	1,955	1,936,984
				106,043,179
Semiconductors 1.0%
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	3,492	3,377,670
Sr. Sec’d. Notes	2.670	09/01/23	84,009	81,832,362
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes	0.900	06/01/23	11,785	11,450,955
Sr. Unsec’d. Notes	1.800	06/01/26	7,000	6,085,037
				102,746,024
Software 1.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	14,320	12,380,410
Sr. Unsec’d. Notes(a)	1.650	03/01/28	4,285	3,510,061

Fiserv, Inc., Sr. Unsec’d. Notes	3.800	10/01/23	7,805	7,725,788
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	4,810	4,658,438
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	6,243,256

Oracle Corp., Sr. Unsec’d. Notes	2.500	04/01/25	58,696	54,756,013
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	35,570	31,560,643
Sr. Unsec’d. Notes(a)	3.650	09/15/23	14,750	14,556,892

Workday, Inc., Sr. Unsec’d. Notes(a)	3.500	04/01/27	12,535	11,607,271
				146,998,772

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 2.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700%	03/25/26	36,550	$32,493,035
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	30,653,523

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	23,000	19,254,424
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000	09/01/24	744	729,426
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	1.162	04/03/26	31,055	27,128,375
Sr. Unsec’d. Notes, 144A(a)	4.142	07/26/24	8,335	8,229,214

Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22	15,000	15,008,115
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	18,655	18,962,672
Gtd. Notes	7.625	02/15/25	6,950	7,147,091
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes	2.050	02/15/28	6,765	5,614,566
Sr. Unsec’d. Notes	3.750	04/15/27	59,321	54,830,402

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.100	03/22/28	57,915	48,869,632
				268,920,475
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.000	12/15/25	3,750	3,981,262
Ryder System, Inc., Sr. Unsec’d. Notes, MTN(a)	4.625	06/01/25	19,455	19,022,128
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	11,760	11,786,811
				34,790,201
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	10,930	9,480,670
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	22,094,000
				31,574,670

Total Corporate Bonds (cost $9,483,207,328)				8,633,862,740

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Security 0.1%
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%) (cost $6,984,767)	6.928%(c)	12/25/22	6,985	$6,773,436
U.S. Treasury Obligations(k) 0.1%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,056,455
U.S. Treasury Notes	1.750	12/31/24	295	279,420
U.S. Treasury Notes	1.750	01/31/29	13,945	12,177,907

Total U.S. Treasury Obligations (cost $17,781,878)				15,513,782

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 9.176%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40 (cost $3,342,000)	132,000	3,682,800

Total Long-Term Investments (cost $11,192,129,605)		10,281,628,122

Short-Term Investments 2.0%
Affiliated Mutual Fund 1.7%
PGIM Institutional Money Market Fund (cost $172,875,234; includes $172,473,025 of cash collateral for securities on loan)(b)(we)	173,059,359	172,938,218

	Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond 0.0%
Electric
Pacific Gas & Electric Co., First Mortgage, SOFR Index + 1.150% (cost $2,530,000)	3.803%(c)	11/14/22	2,530	2,526,037

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 0.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $34,651,430)	34,651,430	$34,651,430
Options Purchased*~ 0.0%
(cost $1,255,320)		2,209,771

Total Short-Term Investments (cost $211,311,984)		212,325,456

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.8% (cost $11,403,441,589)		10,493,953,578
Options Written*~ (0.0)%
(premiums received $1,286,420)		(599,815)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8% (cost $11,402,155,169)		10,493,353,763
Liabilities in excess of other assets(z) (0.8)%		(88,020,939)

Net Assets 100.0%		$10,405,332,824

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,254,812; cash collateral of $172,473,025 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $45,000,000. The aggregate value of $43,889,017 is 0.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	156,000	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	100,000	1
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	100,000	1
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	156,000	784,219
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	100,000	783,473
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	100,000	642,077
Total Options Purchased (cost $1,255,320)								$2,209,771
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	156,000	$(24,403)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	100,000	(19,650)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	100,000	$(25,987)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	156,000	(103,023)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	100,000	(243,191)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	100,000	(183,561)
Total Options Written (premiums received $1,286,420)								$(599,815)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6,504	2 Year U.S. Treasury Notes	Dec. 2022	$1,335,860,632	$(21,576,093)
11,526	5 Year U.S. Treasury Notes	Dec. 2022	1,239,135,018	(42,852,712)
40	20 Year U.S. Treasury Bonds	Dec. 2022	5,056,250	(333,248)
				(64,762,053)
Short Positions:
1,676	10 Year U.S. Treasury Notes	Dec. 2022	187,816,750	9,188,837
9	10 Year U.S. Ultra Treasury Notes	Dec. 2022	1,066,359	68,425
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	548,000	50,432
				9,307,694
				$(55,454,359)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	13,405	$12,924,883	$13,141,531	$216,648	$—

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/22	BNP Paribas S.A.	EUR	13,405	$13,397,182	$13,141,531	$255,651	$—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	13,405	12,951,828	13,167,888	—	(216,060)
				$26,349,010	$26,309,419	255,651	(216,060)
						$472,299	$(216,060)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Teck Resources Ltd.	06/20/23	5.000%(Q)	8,065	$(224,474)	$(266,000)	$(41,526)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	1.847%	$5,343,738	$4,276,986	$(1,066,752)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
British American Tobacco PLC	06/20/27	1.000%(Q)	EUR	10,000	$110,252		$105,360		$4,892		JPMorgan Chase Bank, N.A.
Eastman Chemical Co.	12/20/23	1.000%(Q)		7,950	(55,234)		(47,987)		(7,247)		Goldman Sachs International
Host Hotels & Resorts LP	12/20/25	1.000%(Q)		4,250	23,583		93,285		(69,702)		Goldman Sachs International
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR	12,600	148,448		235,810		(87,362)		JPMorgan Chase Bank, N.A.
Marriott International, Inc.	06/20/25	1.000%(Q)		3,500	(27,887)		88,489		(116,376)		Morgan Stanley & Co. International PLC
					$199,162		$474,957		$(275,795)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000%(Q)	25,000	0.998%	$260,890	$206,795	$54,095	Credit Suisse International
Targa Resources Partners LP	06/20/23	5.000%(Q)	28,845	0.750%	918,661	725,614	193,047	Morgan Stanley & Co. International PLC
Targa Resources Partners LP	06/20/23	5.000%(Q)	19,230	0.750%	612,441	506,128	106,313	Morgan Stanley & Co. International PLC
					$1,791,992	$1,438,537	$353,455
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2022 (unaudited) (continued)
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	$290,461	$13,154,643	$12,864,182

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).